Revenues (Tables)	12 Months Ended
Dec. 31, 2025
Revenue from Contract with Customer [Abstract]
Summary of Consolidated Net Revenues Disaggregated by Reportable Segment, Geographical Region of Shipment, Nature and Market Channel	The following tables present the Company’s consolidated net revenues disaggregated by geographical region of shipment, nature and market channel:

	Year ended
	December 31, 2025	December 31, 2024	December 31, 2023
Net revenues by geographical region of shipment(1)
EMEA	2,449	3,329	4,836
Americas	1,896	2,106	2,724
Asia Pacific	7,455	7,834	9,726
Total net revenues	11,800	13,269	17,286
Net revenues by nature
Revenues from sale of products	11,561	13,021	17,094
Revenues from sale of services	193	196	145
Other revenues	46	52	47
Total net revenues	11,800	13,269	17,286
Net revenues by market channel(2)
OEM	8,539	9,629	11,468
Distribution	3,261	3,640	5,818
Total net revenues	11,800	13,269	17,286

(1)Net revenues by geographical region of shipment are classified by location of customer invoiced or reclassified by shipment destination in line with customer demand. For example, products ordered by U.S.-based companies to be invoiced to Asia Pacific affiliates are classified as Asia Pacific revenues. Furthermore, the Company, among the different periods, may be affected by shifts in shipments from one location to another, as requested by customers.
(2)OEMs are the end-customers to which the Company provides direct marketing application engineering support, while Distribution refers to the distributors and representatives that the Company engages to distribute its products around the world.